Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,001,000
Previously Paid Amount	0.00
Total Fee Amount	87.09
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 87.09
Narrative - Max Aggregate Offering Price	$ 1,001,000.00
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true